Shareholder Report, Average Annual Return (Details)	12 Months Ended		52 Months Ended		60 Months Ended	92 Months Ended	107 Months Ended
	Feb. 28, 2026		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000176692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000226066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000226067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000176692
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%				10.60%		12.33%
Without Sales Load [Member] | C000202452
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%				10.77%	11.81%
Without Sales Load [Member] | C000176694
Average Annual Return [Line Items]
Average Annual Return, Percent	28.81%	[1]			8.13%		11.96%
Without Sales Load [Member] | C000202454
Average Annual Return [Line Items]
Average Annual Return, Percent	29.04%	[2]			8.29%	11.36%
Without Sales Load [Member] | C000176695
Average Annual Return [Line Items]
Average Annual Return, Percent	38.30%	[3]			6.64%		8.87%
Without Sales Load [Member] | C000202455
Average Annual Return [Line Items]
Average Annual Return, Percent	38.52%	[4]			6.81%	8.66%
Without Sales Load [Member] | C000176696
Average Annual Return [Line Items]
Average Annual Return, Percent	23.72%	[5]			13.13%		9.60%
Without Sales Load [Member] | C000202456
Average Annual Return [Line Items]
Average Annual Return, Percent	23.91%	[6]			13.29%	10.57%
Without Sales Load [Member] | C000176698
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%				0.29%		1.48%
Without Sales Load [Member] | C000202458
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%				0.44%	1.76%
Without Sales Load [Member] | C000176699
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%				4.70%		3.78%
Without Sales Load [Member] | C000202459
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%				4.86%	4.26%
Without Sales Load [Member] | C000176700
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%				4.59%		4.35%
Without Sales Load [Member] | C000202460
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%				4.76%	4.76%
Without Sales Load [Member] | C000176701
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%				1.32%		1.87%
Without Sales Load [Member] | C000202461
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%				1.47%	2.24%
Without Sales Load [Member] | C000176693
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%	[7]			4.62%		4.76%
Without Sales Load [Member] | C000202453
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	[8]			4.78%	5.03%
Without Sales Load [Member] | C000226066
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%		6.71%
Without Sales Load [Member] | C000226067
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%			6.60%
Without Sales Load [Member] | C000176697
Average Annual Return [Line Items]
Average Annual Return, Percent	33.29%				5.59%		(7.26%)
Without Sales Load [Member] | C000202457
Average Annual Return [Line Items]
Average Annual Return, Percent	33.66%				5.61%	(8.09%)
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.97%				6.95%		10.04%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.97%				6.95%	9.09%
FTSE All-World ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.02%				9.90%		9.33%
FTSE All-World ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.02%				9.90%	9.19%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.61%				12.51%		12.28%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.61%				12.51%	12.15%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%				0.47%		2.13%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%				0.47%	2.22%
ICE BofA Global Broad Market (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%				0.62%		2.16%
ICE BofA Global Broad Market (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%				0.62%	2.06%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%		10.70%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%			10.44%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.61%				12.51%		12.28%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.61%				12.51%	12.15%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%				13.32%		14.19%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%				13.32%	13.98%
FTSE All-World High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.27%				12.98%		9.64%
FTSE All-World High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.27%				12.98%	10.21%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%				0.47%		2.13%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%				0.47%	2.22%
ICE BofA US Corporate & Government (1-3 Yr) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%				2.14%		2.26%
ICE BofA US Corporate & Government (1-3 Yr) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%				2.14%	2.55%
ICE BofA Global Corporate & High Yield (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%				1.87%		3.53%
ICE BofA Global Corporate & High Yield (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%				1.87%	3.59%
ICE BofA US Municipal Securities 2-12 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%				1.70%		2.50%
ICE BofA US Municipal Securities 2-12 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%				1.70%	2.54%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%				0.47%		2.13%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%				0.47%	2.22%

[1]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
[2]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
[3]	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
[4]	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
[5]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
[6]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
[7]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
[8]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.